Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings (deficit) carried over from prior years	₩ 17,349,625
Profit (loss)	(5,229,225)	₩ 2,092,469	₩ (2,263,535)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	₩ 210,409	₩ (69,804)	₩ 42,315
Dividend percentage	0.00%	24.32%
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₩ 0	₩ 1,216
Separate [member]
Statement of Appropriation of Retained Earnings [Line Items]
Unappropriated retained earnings (deficit) carried over from prior years	₩ 0	₩ 0
Profit (loss)	(5,607,732)	1,951,498
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	107,884	(67,118)
Retained earnings before appropriations	(5,499,848)	1,884,380
Transfer from voluntary reserves	5,499,848	0
Subtotal (I+II)	0	1,884,380
Dividends (government, individual)(Amount of dividends per share (%) : Current year – ￦ 0 (0%), Prior year – ￦ 1,216 (24.32%))	0	(780,628)
Reserve for business expansion	0	(1,103,752)
Appropriations of retained earnings	0	(1,884,380)
Unappropriated retained earnings to be carried over forward to subsequent year	₩ 0	₩ 0